Investment In Associate (Details) - Schedule of proportional share in the associate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of proportional share in the associate [Abstract]
Assets, Current	$ 609,704	$ 1,078,019
Liabilities, Current	39,259	120,569
Revenues, Current
Expenses, Current
Assets, Non-current	729,261	751,065
Liabilities Non-current
Revenues, Non-current
Expenses, Non-current
Assets, Loss from operating expenses
Liabilities Loss from operating expenses
Revenues, Loss from operating expenses
Expenses, Loss from operating expenses	(415,769)	(755,943)
Assets, Total	1,338,965	1,829,084
Liabilities, Total	39,259	120,569
Revenues, Total
Expenses Total	$ (415,769)	$ (755,943)
Year ended December 31, 2022
The Company’s percentage ownership	33.71%